Submission	Aug. 06, 2026
Submission [Line Items]
Central Index Key	0001048477
Registrant Name	BIOMARIN PHARMACEUTICAL INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES